Condensed Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 918,710	$ 1,277,714
Prepaid expenses	157,607	249,389
Total current assets	1,076,317	1,527,103
Investments held in Trust Account	250,001,168	250,006,919
Total assets	251,077,485	251,534,022
Current liabilities:
Accounts payable	85,720	6,997
Accrued expenses	3,116,601	197,590
Accrued expenses—related party	210,822	57,930
Advance from related party	119,159	119,159
Total current liabilities	3,532,302	381,676
Deferred legal fees	100,000	100,000
Deferred underwriting commissions	8,750,000	8,750,000
Derivative warrant liabilities	9,825,000	21,374,160
Total liabilities	22,207,302	30,605,836
Commitments and Contingencies
Class A ordinary shares subject to possible redemption	250,000,000	250,000,000
Shareholders' Equity:
Preference shares	0	0
Additional paid-in capital	0	0
Accumulated deficit	(21,130,442)	(29,072,439)
Total shareholders' equity	(21,129,817)	(29,071,814)
Total Liabilities, Class A ordinary shares subject to possible redemption, and Shareholders' Deficit	251,077,485	251,534,022
Previously Reported [Member]
Current assets:
Total assets		251,534,022
Current liabilities:
Accrued expenses		197,589
Total current liabilities		381,675
Total liabilities		30,605,835
Shareholders' Equity:
Preference shares		0
Additional paid-in capital		14,270,276
Accumulated deficit		(9,271,235)
Total shareholders' equity		5,000,007
Total Liabilities, Class A ordinary shares subject to possible redemption, and Shareholders' Deficit		251,534,022
Common Class A [Member]
Current liabilities:
Class A ordinary shares subject to possible redemption	250,000,000	250,000,000
Shareholders' Equity:
Ordinary shares	0	0
Common Class A [Member] | Previously Reported [Member]
Current liabilities:
Class A ordinary shares subject to possible redemption		215,928,180
Shareholders' Equity:
Ordinary shares		341
Common Class B [Member]
Shareholders' Equity:
Ordinary shares	$ 625	625
Common Class B [Member] | Previously Reported [Member]
Shareholders' Equity:
Ordinary shares		$ 625